Investment in Associates	6 Months Ended
Jun. 30, 2021
Investments in Associates.
Investments in Associates

Note 7 – Investments in Associates

In 2021, the Bank gained significant influence over Combanc S.A. and Imerc OTC S.A. Management concluded that, by the election of one of the Board members for each one on these entities, in addition to other factors, such as material transactions between the Bank and these entities, exchange of essential technical information with its investees, the Bank has the power to participate in the financial and operating policy decisions of these investees, but does not control them. Consequently, the equity method has been applied.

a)	As of June 30, 2021 and December 31, 2020, investments in associates are as follows:

		Investment			Investment
	Entity's share	Investment amount	Income	Entity's share	Investment amount	Income
	as of June 30,	as of June 30,	as of June 30,	as of December 31,	as of December 31,	as of December 31,
Entity	2021	2021	2021	2020	2020	2020
	%	MM$	MM$	%	MM$	MM$
Nexus S.A	14.8148%	1,580	301	14.8148%	1,278	(1,341)
Transbank S.A (*)	8.7188%	5,044	(1,698)	8.7188%	5,871	(1,453)
Combanc S.A.(**)	8.1848%	541	234	—	—	—
Imerc OTC S.A(**)	8.6624%	1,053	41	—	—	—
Totals		8,218	(1,122)		7,149	(2,794)

(*)  On April 22, 2021 the extraordinary shareholders meeting of Transbank S.A agreed to increase its capital in Ch$30,000 million. The Bank subscribed and paid 4,443,856 shares for an amount of Ch$872 million, with which it maintained its participation percentage.

(**)As of May 2021, these investment are recognized by the equity method.

b)	Summarized financial information of associates as of June 30, 2021 and December 31, 2020:

	As of June 30,				As of December 31,
	2021				2020
	Assets	Liabilities	Equity	Loss	Assets	Liabilities	Equity	Income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Nexus S.A	19,695	9,066	8,404	2,225	19,210	10,585	17,676	(9,051)
Transbank S.A	1,140,290	1,085,897	74,836	(20,443)	1,006,137	938,800	84,007	(16,670)
Combanc S.A.	7,373	820	3,061	3,492	—	—	—	—
Imerc OTC S.A	30,156	18,140	12,238	(222)	—	—	—	—
Totals	1,197,514	1,113,923	98,539	(14,948)	1,025,347	949,385	101,683	(25,721)

c)	During the period ended June 30, 2021 and for the year ended December 31, 2020, the Bank received dividends from its associates, as detailed below:

	2021	2020
	MCh$	MCh$
Dividends received	1,338	1,185
Totals	1,338	1,185

d)	Investment in associates movements for the periods ended June 30, 2021 and the year ended on December 31,2020 are as follows:

	2021	2020
	MCh$	MCh$
Balances as of January 1,	7,149	9,605
Investment acquisition	—	338
Sale of investments	—	—
Initial application of the equity method (*)	1,319	—
Investment on Transbank (**)	872	—
Participation in income	(1,122)	(2,794)
Totals	8,218	7,149

(*)    As indicated in a) above “significant influence” was gained in 2021, thus the equity method was initially applied that year.

(**) Refer to capital increase on Transbank as detailed on section a) .